Goodwill and Acquired Intangible Assets	9 Months Ended
Sep. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and Acquired Intangible Assets
Note 7 - Goodwill and Acquired Intangible Assets
Intangible assets consisted of the following as of September 30, 2020 (unaudited):

(in millions)	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period in Years
Intangible assets subject to amortization:
Customer relationships	$268.6	$(48.0)	$220.6	15.0
Acquired technology	163.9	(79.2)	84.7	6.0
Brand portfolio	4.6	(2.9)	1.7	9.7
Net intangible assets subject to amortization	$437.1	$(130.1)	$307.0

Intangible assets not subject to amortization
Pre-Acquisition ZI brand portfolio	$33.0	$—	$33.0
Goodwill	$966.8	$—	$966.8
Amortization expense was $10.1 million and $11.2 million for the three months ended September 30, 2020 and 2019, respectively. Amortization expense was $30.6 million and $32.5 million for the nine months ended September 30, 2020 and 2019, respectively.
Goodwill, as of September 30, 2020, was $966.8 million, and there have been no changes since December 31, 2019.
Based on the results of the Company’s impairment assessment, the Company did not recognize any impairment of goodwill during the nine months ended September 30, 2020 or September 30, 2019.

DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and Acquired Intangible Assets
Note 6 - Goodwill and Acquired Intangible Assets
Intangible assets consisted of the following as of December 31, 2019 (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period in Years
Intangible assets subject to amortization:
Customer relationships	$268.6	$(34.5)	$234.1	15
Acquired technology	163.9	(62.5)	101.4	6
Brand portfolio	4.6	(2.5)	2.1	9.7
Net intangible assets subject to amortization	$437.1	$(99.5)	$337.6

Intangible assets not subject to amortization
Pre-Acquisition ZI brand portfolio			$33.0
Goodwill			$966.8
Amortization expense was $42.6 million for the year ended December 31, 2019.
The Company did not incur cost to renew or extend the term of acquired intangible assets during the years ending December 31, 2019 and 2018.
Future amortization expense for intangible assets as of December 31, 2019 is as follows (in millions):

Estimate Amortization Expense
For years ended December 31,
2020	$40.8
2021	$40.8
2022	$40.7
2023	$30.4
2024	$28.9
The following summarizes changes to the Company’s goodwill (in millions):

Balance at January 1, 2018	$439.7
Acquisition of NeverBounce	6.0
Balance at December 31, 2018	445.7
Acquisition of ZoomInfo	514.8
Acquisition of Komiko	6.3
Balance at December 31, 2019	$966.8
Intangible assets consisted of the following as of December 31, 2018 (in millions):

	2018
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period in Years
Intangible assets subject to amortization:
Customer relationships	$95.6	$(17.4)	$78.2	14.9
Acquired technology	45.4	(37.5)	7.9	3.9
Brand portfolio	4.6	(2.0)	2.6	9.7
Net intangible assets subject to amortization	$145.6	$(56.9)	$88.7

Intangible assets not subject to amortization
Goodwill			$445.7
Amortization expense was $14.7 million for the year ended December 31, 2018. A summary of estimated future amortization expense is as follows (in millions):

For the year ending December 31,	2019	$12.3
	2020	7.5
	2021	7.5
	2022	7.5
	2023	7.4
	Thereafter	46.5
		$88.7
Based on the results of the Company’s impairment assessment, the Company did not recognize any impairment of goodwill during the years ended December 31, 2019 and 2018.